Note 11 - Reportable Segments (Tables)	3 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	PI&IS	W&ES	Other	Total
	(in thousands)

Three months ended March 31, 2015

Revenue	$89,814	$4,252	$-	$94,066
Costs of services	81,816	1,701	-	83,517
Gross margin	7,998	2,551	-	10,549
General and administrative expense	4,286	872	104	5,262
Depreciation, amortization and accretion	626	632	-	1,258
Operating income	$3,086	$1,047	$(104)	4,029
Interest expense, net				1,007
Other expense, net				(8)
Net income before income tax expense				$3,030

Three months ended March 31, 2014

Revenue	$92,263	$5,260	$-	$97,523
Costs of services	83,976	2,127	-	86,103
Gross margin	8,287	3,133	-	11,420
General and administrative expense	4,345	609	-	4,954
Depreciation, amortization and accretion	635	926	-	1,561
Operating income	$3,307	$1,598	$-	4,905
Interest expense, net				785
Offering costs				446
Other expense, net				12
				$3,662

Total Assets

March 31, 2015	$141,896	$47,625	$2,269

December 31, 2014	$136,224	$50,296	$3,322